Summary of Significant Accounting Policies - Additional Information (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Incremental borrowing rate applied to lease liabilities						9.00%
Tax rate on taxable income	34.00%	34.00%	34.00%	34.00%	34.00%
Surcharge on taxable income			10.00%
Monthly minimum income for surcharge			R$ 20
Annual minimum income for surcharge			R$ 240
Social contribution tax on net income			9.00%
Social contribution tax on net income, temporary increase			20.00%
Loss carryforwards used to offset taxable profit			30.00%
PIS tax rate			1.65%
COFINS tax rate			7.60%
Rate applicable to companies under PPM PIS			0.65%
Rate applicable to companies under PPM COFINS			3.00%
Federal Income Tax [member]
Summary of Significant Accounting Policies [Line Items]
Tax rate on taxable income			15.00%
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues			2.00%
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues			5.00%
Financial Institutions and Insurance Companies [member]
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income			15.00%
Rate applicable to companies under PPM PIS			1.00%
Rate applicable to companies under PPM COFINS			4.00%